1933 Act File No. 33-55034
                                                   1940 Act File No. 811-7364

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                   ------

     Pre-Effective Amendment No.          .........................
                                 ---------                         ------

     Post-Effective Amendment No.   16    .........................  X
                                 ---------                         -------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No.  20   .........................................X
                  -------                                         ------

                        MONEY MARKET OBLIGATIONS TRUST II

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire

                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
    on               , pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)

 X  on MARCH 31, 1999, pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP

2101 L Street, N.W.
Washington, DC  20037

PROSPECTUS

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

     A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

   CONTENTS

   Risk/Return Summary
   What are the Fund's Fees and Expenses?
   What are the Fund's Investment Strategies?
   What are the Principal Securities in Which the Fund Invests?
   What are the Specific Risks of Investing in the Fund?
   What do Shares Cost?
   How is the Fund Sold?
   How to Purchase Shares
   How to Redeem Shares
   Account and Share Information
   Who Manages the Fund?
   Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Share's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: 4.29%, 6.08%, 5.41%, 5.57% and 5.56%, respectively. The Fund's Institutional Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

     The Fund's Institutional Shares total return from January 1, 1998 to December 31, 1998 was 1.31%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.81% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS
Institutional Shares  5.05%              5.56%            5.38%

1    The Fund's Institutional Shares start of performance date was February 8,
     1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's average annual total returns for the calendar periods ended December 31, 1998.

The Fund's 7-DAY NET YIELD as of December 31, 1998 was 5.10%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield. Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

PRIME CASH OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES[Before Reimbursements)(1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee (2)                                                               0.20%
Distribution (12b-1) Fee(3)                                                      None
Shareholder Services Fee(4)                                                      0.25%
Other Fees(5)                                                                    ____%
Total Annual Fund Operating Expenses                                             ____%
------------------------------------------------------------------------------


(1)    Although not contractually obligated to do so, the

   distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 1999.

------------------------------------------------------------------
   Reimbursements of Fund Expenses                                ___%

------------------------------------------------------------------
   Total Actual Annual Fund Operating Expenses (after             ___%
   reimbursements)

------------------------------------------------------------------

(2) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund ( after the voluntary waiver) was ___% for the year ended 1/31/99.

(3) Institutional Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended 1/31/98. Institutional Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended 1/31/99.

(4) The shareholder services fee for Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ___% for the year ended 1/31/99. Institutional Shares have no present intention of paying or accruing the shareholder services fee during the year ended 1/31/99.

(5) The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund ( after the voluntary reimbursement) was___% for the year ended 1/31/99.

EXAMPLE

     The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE REIMBURSEMENTS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

              INSTITUTIONAL SHARES    1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption           $____     $____      $____       $____
-----------------------------------
Expenses assuming no redemption        $____     $____      $____       $____
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

     In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

     The Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

     CORPORATE DEBT SECURITIES are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

     ASSET BACKED SECURITIES are payable from pools of debt obligations. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based soley upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

     REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

     The Fund invests in high-quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or Securities Exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment.]

22

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-7364
CUSIP 608912705

G01881-03-IS (3/99)

PROSPECTUS

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

     A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

              CONTENTS

              Risk/Return Summary
              What are the Fund's Fees and Expenses?
              What are the Fund's Investment Strategies?
              What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
              What do Shares Cost?
              How is the Fund Sold?
              How to Purchase Shares
              How to Redeem Shares
              Account and Share Information
              Who Manages the Fund?
              Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Share's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998, The percentages noted are: 4.03%, 5.82%, 5.15%, 5.31% and 5.29%, respectively. The Fund's Institutional Service Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

     The Fund's Institutional Service Shares total return from January 1, 1998 to December 31, 1998 was 1.24%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 1.46% (quarter ended June 30, 1995). Its lowest quarterly return was 0.75% (quarter ended
March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS
Institutional Service Shares             4.98%            5.29%         5.12%

1 The Fund's Institutional Service Shares start of performance date was September 2, 1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's average annual total returns for the calendar periods ended December 31, 1998.

The Fund's 7-DAY NET YIELD as of December 31, 1998 was 4.85%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield. Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

PRIME CASH OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES[Before Reimbursements)(1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee (2)                                                               0.20%
Distribution (12b-1) Fee(3)                                                      None
Shareholder Services Fee(4)                                                      0.25%
Other Fees(5)                                                                    ___%
Total Annual Fund Operating Expenses                                             ___%
------------------------------------------------------------------------------


(1)    Although not contractually obligated to do so, the

   distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 1999.

------------------------------------------------------------------
   Reimbursements of Fund Expenses                                ___%

------------------------------------------------------------------
   Total Actual Annual Fund Operating Expenses (after             ___%
   reimbursements)

------------------------------------------------------------------

(2) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund ( after the voluntary waiver) was ___% for the year ended 1/31/99.

(3) Institutional Service Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended 1/31/98. Institutional Service Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended 1/31/99.

(4) The shareholder services fee for Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ___% for the year ended 1/31/99.

(5) The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund ( after the voluntary reimbursement) was ___% for the year ended 1/31/99.

EXAMPLE

     The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE REIMBURSEMENTS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      INSTITUTIONAL SERVICE SHARES    1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption           $____     $____      $____       $____
-----------------------------------
Expenses assuming no redemption        $____     $____      $____       $____
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

     In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

     The Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

     CORPORATE DEBT SECURITIES are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

     ASSET BACKED SECURITIES are payable from pools of debt obligations. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based soley upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

     REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

     The Fund invests in high-quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

     If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

     You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or Securities Exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions . In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment.]

41

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-7364
CUSIP 608912804

G01881-04-SS (3/99)

PROSPECTUS

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

     A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

           CONTENTS

           Risk/Return Summary
           What are the Fund's Fees and Expenses?
           What are the Fund's Investment Strategies?
           What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
           What do Shares Cost?
           How is the Fund Sold?
           How to Purchase Shares
           How to Redeem Shares
           Account and Share Information
           Who Manages the Fund?
           Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares as of the calendar year-end for each of four years.

     The `y' axis reflects the "% Total Return" beginning with "4.80%" and increasing in increments of 0.20% up to 6.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Capital Share's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998, The percentages noted are: 5.93%, 5.26%, 5.45% and 5.43%, respectively.. The Fund's Institutional Capital Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

     The Fund's Institutional Capital Shares total return from January 1, 1998 to December 31, 1998 was 1.28%.

     Within the period shown in the Chart, the Fund's highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 1.26% (quarter ended June 30, 1996).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR

Institutional Capital Shares             5.49%            5.43%


1 The Fund's Institutional Capital Shares start of performance date was October 6, 1994.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's actual total return on a yearly basis. The table shows the Fund's average annual total returns for the calendar periods ended December 31, 1998.

The Fund's 7-DAY NET YIELD as of December 31, 1998 was 4.98%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield. Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

PRIME CASH OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Capital Shares.




SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES[Before Reimbursements)(1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee (2)                                                               0.20%
Distribution (12b-1) Fee(3)                                                      None
Shareholder Services Fee(4)                                                      0.25%
Other Fees(5)                                                                    ___%
Total Annual Fund Operating Expenses                                             ___%
------------------------------------------------------------------------------


(1) Although not contractually obligated to do so, the distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 1999.

------------------------------------------------------------------
   Reimbursements of Fund Expenses                                ___%

------------------------------------------------------------------
   Total Actual Annual Fund Operating Expenses (after             ___%
   reimbursements)

------------------------------------------------------------------

(2) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund ( after the voluntary waiver) was ___% for the year ended 1/31/99.

(3) Institutional Capital Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended 1/31/98. Institutional Capital Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ended 1/31/99.

(4) The shareholder services fee for Institutional Capital Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ___% for the year ended 1/31/99.

(5) The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund ( after the voluntary reimbursement) was ___% for the year ended 1/31/99.

EXAMPLE

     The following Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are BEFORE REIMBURSEMENTS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      INSTITUTIONAL CAPITAL SHARES    1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption           $____     $____      $____       $____
-----------------------------------
Expenses assuming no redemption        $____     $____      $____       $____
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

     In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

     The Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

     CORPORATE DEBT SECURITIES are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

     ASSET BACKED SECURITIES are payable from pools of debt obligations. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based soley upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

     REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

     The Fund invests in high-quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share sales charge.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before [3:00 p.m. (Eastern time)]. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

     If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem  Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed;

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or Securities Exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young, LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

[Financial Highlights and Financial Statements to be filed by Amendment.]

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-7364
CUSIP 608912887

G01881-08 (3/99)

STATEMENT OF ADDITIONAL INFORMATION

PRIME CASH OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL CAPITAL SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares and Institutional Capital Shares of Prime Cash Obligations Fund (Fund), dated March 31, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.


March 31, 1999


                       CONTENTS
                       How is the Fund Organized?
                       Securities in Which the Fund Invests
                       What do Shares Cost?
                       How is the Fund Sold?
                       Subaccounting Services
                       Redemption in Kind
                       Massachusetts Partnership Law
                       Account and Share Information
                       Tax Information
                       Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                       Who is Federated Investors, Inc.?
                       Addresses

CUSIP 608912705

CUSIP 608912804

CUSIP 608912887

G01881-11 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Money Market Obligations Trust II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 16, 1992. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On November 15, 1996, the Trustees changed the name of the Trust from Lehman Brothers Institutional Funds Group Trust to Money Market Obligations Trust II and the name of Fund from Prime Money Market Fund to Prime Cash Obligations Fund.

     The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's YIELD measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

     The following describes the types of fixed income securities in which the Fund invests.

     TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

     AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

     CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

     MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable or tax-exempt municipal securities.

     MORTGAGE BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as "ARMS."

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities, which deprives holders of the securities of the higher yields. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower yields. As a result, increases in prepayments of premium mortgage backed securities, or decreases in prepayments of discount mortgage backed securities, may reduce their yield and price.

     This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage backed securities tend to pay higher yields to compensate for this volatility.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are "PASS-THROUGH certificates." Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

     ASSET BACKED SECURITIES are payable from pools of obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may also take the form of commercial paper or notes.

     Historically, borrowers are more likely to refinance their mortgage than any other type of consumer debt or short term commercial debt. In addition, some asset backed securities use prepayment to buy addition assets, rather than paying off the securities. Therefore, although asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

     ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as EURODOLLAR instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred o as YANKEE instruments.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.INSURANCE CONTRACTS include guaranteed investment contracts, funding agreements and annuities.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risk by providing another source of payment for a fixed income security.

     FOREIGN SECURITIES are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to Country Risk and Currency Risk.

     DEPOSITARY RECEIPTS represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

     FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

SPECIAL TRANSACTIONS

     REPURCHASE AGREEMENTS are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

     A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase Agreements are subject to Credit Risk.

     REVERSE REPURCHASE AGREEMENTS are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to Credit Risk. In addition, Reverse Repurchase Agreements create Leverage Risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     WHEN ISSUED TRANSACTIONS are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

     SECURITIES LENDING. A Fund may lend portfolio securities to firms that the Adviser has determined are creditworthy.. In return,, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to Market Risk and Credit Risk.

     ASSET COVERAGE. In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.

INVESTMENT RATINGS

     An nationally recognized rating service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's, Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category; currently, such securities must be rated by two rating services in their highest rating category. See "Regulatory Compliance."

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INVESTMENT RISKS

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

     The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS

     The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

CONCENTRATION OF INVESTMENTS

     The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activivites in the same industry, (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.

LENDING CASH OR SECURITIES

     The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

     The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.


INVESTING IN REAL ESTATE

     The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.


INVESTING IN COMMODITIES AND MINERALS

     The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund will not acquire more than 3% of the total outstanding securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING IN NEW ISSUERS

     The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.


REGULATORY COMPLIANCE

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: PNC Securities Corp., Pittsburgh, Pennsylvania, 5.80% of Institutional Shares; First Union Capital Markets Corp., Charlotte, North Carolina, 6.13% of Institutional Shares; The Northern Trust Company, Chicago, Illinois, 9.93% of Institutional Shares; Hare & Co., New York, New York, 5.10% of Institutional Service Shares; Kaw & Co., Charleston, West Virginia, 8.27% of Institutional Service Shares; Harris Trust and Savings Bank, Chicago, Illinois, 64.63% of Institutional Service Shares; Hubco, Birmingham, Alabama, 5.15% of Institutional Capital Shares; PNC Securities Corp., Pittsburgh, Pennsylvania, 11.29% of Institutional Capital Shares; Heart Special Trust Account, New York, New York, 12.59% of Institutional Capital Shares; Var & Co., St. Paul, Minnesota, 19.01% of Institutional Capital Shares; and Jones Intercable, Inc., Englewood, Colorado, 23.42% of Institutional Capital Shares.

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of xxxxx investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service and Institutional Capital
Shares.

     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME

BIRTHDATE                                                                     AGGREGATE       TOTAL
ADDRESS                                                                       COMPENSATION    COMPENSATION
POSITION WITH TRUST          PRINCIPAL OCCUPATIONS                            FROM TRUST      FROM TRUST
                             FOR PAST 5 YEARS                                                 AND FUND COMPLEX


JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
                             Trustee of the Federated Fund Complex;                           Trust and

Birthdate: July 28, 1924     Chairman and Director, Federated Investors,                      54 other
Federated Investors          Inc.; Chairman and Trustee, Federated                            investment
Tower                        Advisers, Federated Management, and                              companies
1001 Liberty Avenue          Federated Research; Chairman and Director,                       in the Fund
Pittsburgh, PA               Federated Research Corp., and Federated                          Complex
CHAIRMAN AND TRUSTEE         Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
NICHOLAS CONSTANTAKIS        Director or Trustee of the Federated Fund                  $     $47,958.02 for
Birthdate: September 3,      Complex; formerly: Partner, Andersen                             the
1939                         Worldwide SC.                                                    Trust and
175 Woodshire Drive                                                                           29 other
Pittsburgh, PA                                                                                investment
TRUSTEE                                                                                       companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Trust and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
TRUSTEE                      Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previos Positions:  Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                         $     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       26 other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies
                             Director, Redgate Communications.                                in the Fund
                                                                                              Complex

                             Previous Positions: Chairman of the Board and Chief Executive Officer, Computer
                             Consoles, Inc.; President and Chief
                             Operating Officer, Wang Laboratories;
                             Director, First National Bank of Boston;
                             Director, Apollo Computer, Inc.

J. CHRISTOPHER DONAHUE+*     President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
PRESIDENT AND TRUSTEE        Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Trust and
Concord, MA                                                                                   54 other
TRUSTEE                      Previous Positions: President, Boston Stock                      investment

                             Exchange, Inc.; Regional Administrator,                          companies
                             United States Securities and Exchange                            in the Fund
                             Commission.                                                      Complex

LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund                  $     $125,264.48 for
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director Emeritus,                       Trust and
Miller, Ament, Henny &       Eat'N Park Restaurants, Inc.; formerly:                          54 other
Kochuba                      Counsel, Horizon Financial, F.A., Western                        investment
205 Ross Street              Region; Partner, Meyer and Flaherty.                             companies
Pittsburgh, PA                                                                                in the Fund
TRUSTEE                                                                                       Complex
PETER E. MADDEN              Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

CHARLES F. MANSFIELD,        Director or Trustee of some of the                         $     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and
Birthdate: April 10,                                                                          25 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
TRUSTEE                      Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund                  $     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
TRUSTEE                      Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

WESLEY W. POSVAR             Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: September         Complex; President, World Society of                             the
14, 1925                     Ekistics (metropolitan planning), Athens;                        Trust and
1202 Cathedral of            Professor, International Politics;                               54 other
Learning                     Management Consultant; Trustee, Carnegie                         investment
University of Pittsburgh     Endowment for International Peace, RAND                          companies
Pittsbugh, PA                Corporation, Online Computer Library                             in the Fund
TRUSTEE                      Center, Inc., National Defense University                        Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee, Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

MARJORIE P. SMUTS            Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Trust and
Pittsburgh, PA                                                                                54 other
TRUSTEE                      Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

JOHN S. WALSH++              Director or Trustee of some of the                         $     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and
1957                         Heat Wagon, Inc.; President and Director,                        22 other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies
TRUSTEE                      Manufacturers Products, Inc.; Director,                          in the Fund
                             Walsh & Kelly, Inc.; formerly: Vice                              Complex
                             President, Walsh & Kelly, Inc.




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE PRESIDENT     Research Corp.; Director, Federated
AND SECRETARY                Services Company; Director, Federated

                             Securities Corp.

RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and
Federated Investors          Complex; Executive Vice President,                               41 other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies
Pittsburgh, PA               Federated Management, Federated Research,                        in the Fund
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          Complex
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.



     + Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

     ++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, January 31, 1999, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On January 31, 1999, the Fund owned securities of the following regular broker/dealers:

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
FEE                             FEDERATED FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.

FEES PAID BY THE FUND FOR SERVICES

FOR THE YEAR ENDED JANUARY 31,

1999                                      CURRENT FYE   PRIOR FYE    PRIOR FYE
Advisory Fee Earned                                 $          $            $

---------------------------------
Advisory Fee Reduction                              $          $            $
---------------------------------
Brokerage Commissions                               $          $            $
---------------------------------
Administrative Fee                                  $          $            $
---------------------------------
Shareholder Services Fee

---------------------------------
  Institutional Service Shares                      $    ----       ----
---------------------------------
  Institutional Capital Shares                      $    ----       ----
---------------------------------


     Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-year, five-year and since inception periods] ended JANUARY 31, 1999.

Yield and Effective Yield given for the 7-day period ended JANUARY 31, 1999.



                       7-DAY PERIOD      1 YEAR             5 YEARS         SINCE INCEPTION
                                                                            ON FEBRUARY 8, 1993
INSTITUTIONAL SHARES

Total Return           ___%              ___%               ___%                ___%

Yield                  ___%              ___%               ___%                ___%

Effective Yield        ___%              ___%               ___%                ___%



                       7-DAY PERIOD      1 YEAR             5 YEARS         SINCE INCEPTION
                                                                            ON SEPTEMBER 2, 1993

INSTITUTIONAL

SERVICE SHARES

Total Return           ___%              ___%               ___%                ___%

Yield                  ___%              ___%               ___%                ___%

Effective Yield        ___%              ___%               ___%                ___%


                       7-DAY PERIOD      1 YEAR             SINCE
                                                            INCEPTION

                                                            ON OCTOBER 6, 1994

INSTITUTIONAL

CAPITAL SHARES

Total Return           ___%              ___%               ___%

Yield                  ___%              ___%               ___%

Effective Yield        ___%              ___%               ___%







TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

O BANK RATE MONITOR(C) NATIONAL INDex, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

70

ADDRESSES

PRIME CASH OBLIGATIONS FUND

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

     A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

                   CONTENTS

                   Risk/Return Summary
                   What are the Fund's Fees and Expenses?
                   What are the Fund's Investment Strategies?
                   What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                   What do Shares Cost?
                   How is the Fund Sold?
                   How to Purchase Shares
                   How to Redeem Shares
                   Account and Share Information
                   Who Manages the Fund?
                   Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.30%, 6.10%, 5.44%, 5.65%, 5.58%, respectively. The Fund's Institutional Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter ended December 31, 1998 was 1.31%. Within the period shown in the Chart, the Fund's highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.82% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS

Institutional Shares  5.08%              5.58%            5.41%


1    The Fund's Institutional Shares start of performance date was February 8,
     1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

     The table shows the Fund's average annual total returns for the calendar periods ending December 31, 1998. The Fund's 7-DAY NET YIELD as of December 31, 1998 was 5.15%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.

SHAREHOLDER FEES



FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Reimbursements)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee 2                                                                 0.20%
Distribution (12b-1) Fee 3                                                       None
Shareholder Services Fee 4                                                       0.25%
Other Expenses 5                                                                 ____%

 Total Annual Fund Operating Expenses                                            ____%


1 Although not contractually obligated to do so, the distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ending January 31, 1999.

   Reimbursements of Fund Expenses                                    ____%
   Total Annual Fund Operating Expenses (after reimbursements)        ____%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ____% for the year ended January 31, 1999.

3 Institutional Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 1998. Institutional Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 1999.

4 The shareholder services fee for Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ____% for the year ended January 31, 1999. Institutional Shares has no present intention of paying or accruing the shareholder services fee during the year ended January 31, 1999.

5 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was ____% for the year ended January 31, 1999.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INSTITUTIONAL SHARES                  1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption            $___      $___       $___        $___
-----------------------------------
Expenses assuming no redemption         $___      $___       $___        $___
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

     In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

     The Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

     CORPORATE DEBT SECURITIES are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

     ASSET BACKED SECURITIES are payable from pools of debt obligations. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

     REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

     The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or Securities Exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

     More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment]

6

PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-7364
CUSIP 608912408

G01881-01-IS (3/99)

PROSPECTUS

PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

     A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

         CONTENTS

         Risk/Return Summary
         What are the Fund's Fees and Expenses?
         What are the Fund's Investment Strategies?
         What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
         What do Shares Cost?
         How is the Fund Sold?
         How to Purchase Shares
         How to Redeem Shares
         Account and Share Information
         Who Manages the Fund?
         Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.04%, 5.84%, 5.18%, 5.38%, 5.32%, respectively. The Fund's Institutional Service Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter ended December 31, 1998 was 1.25%. Within the period shown in the Chart, the Fund's highest quarterly return was 1.47% (quarter ended June 30, 1995). Its lowest quarterly return was 0.76% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS
Institutional Service Shares             5.02%            5.32%         5.15%

1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

     The table shows the Fund's average annual total returns for the calendar periods ending December 31, 1998. The Fund's 7-DAY NET YIELD as of December 31, 1998 was 4.90%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.




SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None




ANNUAL FUND OPERATING EXPENSES (Before Reimbursements)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fee 2                                               0.20%
Distribution (12b-1) Fee 3                                     None
Shareholder Services Fee 4                                     0.25%
Other Expenses 5                                               ____%
Total Annual Fund Operating Expenses                           ____%
-------------------------------------------------------------------------

1 Although not contractually obligated to do so, the distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 1999.

   Reimbursements of Fund Expenses                              ____%
   Total Annual Fund Operating Expenses (after reimbursements)      ____%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ____% for the year ended January 31, 1999.

3 Institutional Service Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 1998. Institutional Service Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 1999.

4 The shareholder services fee for Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ____% for the year ended January 31, 1999.

5 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was ____% for the year ended January 31, 1999.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INSTITUTIONAL SERVICE SHARES          1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption           $____     $____      $____       $____
-----------------------------------
Expenses assuming no redemption        $____     $____      $____       $____
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

     In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

     The Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

     CORPORATE DEBT SECURITIES are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

     ASSET BACKED SECURITIES are payable from pools of debt obligations. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

     REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

     The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o       Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o       directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

     If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or Securities Exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and private accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment]

PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 7364
CUSIP 608912507

G01881-04-SS (3/99)















PROSPECTUS

PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

     A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

               CONTENTS

               Risk/Return Summary
               What are the Fund's Fees and Expenses?
               What are the Fund's Investment Strategies?
               What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
               What do Shares Cost?
               How is the Fund Sold?
               How to Purchase Shares
               How to Redeem Shares
               Account and Share Information
               Who Manages the Fund?
               Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 6.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Capital Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.14%, 5.95%, 5.29%, 5.52%, 5.46%, respectively. The Fund's Institutional Capital Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. The Fund's Institutional Capital Shares year-to-date total return as of the most recent calendar quarter ended December 31, 1998 was 1.28%. Within the period shown in the Chart, the Fund's highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 0.78% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS
Institutional Capital Shares             4.94%            5.46%         5.27%

1 The Fund's Institutional Capital Shares start of performance date was February 8, 1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a yearly basis.

     The table shows the Fund's average annual total returns for the calendar periods ending December 31, 1998. The Fund's 7-DAY NET YIELD as of December 31, 1998 was 5.03%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Capital Shares.

SHAREHOLDER FEES





FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Reimbursements)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee 2                                                                 0.20%
Distribution (12b-1) Fee 3                                                       None
Shareholder Services Fee 4                                                       0.25%
Other Expenses 5                                                                 ____%
Total Annual Fund Operating Expenses                                             ____%

1 Although not contractually obligated to do so, the distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended January 31, 1999.


   Reimbursements of Fund Expenses                                              ____%
   Total Annual Fund Operating Expenses (after reimbursements)                                ____%



2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ____% for the year ended January 31, 1999.

3 Institutional Capital Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 1998. Institutional Capital Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 1999.

4 The shareholder services fee for Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ____% for the year ended January 31, 1999.

5 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was ____% for the year ended January 31, 1999.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are BEFORE REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INSTITUTIONAL CAPITAL SHARES          1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption           $____     $____      $____       $____
-----------------------------------
Expenses assuming no redemption        $____     $____      $____       $____
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund invests in a portfolio of high quality fixed income securities maturing in one year or less. The average maturity of the Fund's portfolio will be 90 days or less.

     In order to select individual investments, the Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

     The Fund may invest 25% or more of its assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of fixed income securities.

     CORPORATE DEBT SECURITIES are issued by businesses. Short-term notes, variable rate demand notes, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

     ASSET BACKED SECURITIES are payable from pools of debt obligations. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may take the form of commercial paper or notes, in addition to simple ownership interests in the underlying debt obligations.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement. The Adviser purchases fixed income securities that have been credit enhanced.

     REPURCHASE AGREEMENTS are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o       Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish and account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o       directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

     If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

     More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment]




PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI, and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO.811-7364
CUSIP 608912606

G01881-07 (3/99)

STATEMENT OF ADDITIONAL INFORMATION

PRIME VALUE OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL CAPITAL SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Institutional Capital Shares of Prime Value Obligations Fund (Fund), dated March 31, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.


March 31, 1999


            CONTENTS
            How is the Fund Organized?
            Securities in Which the Fund Invests
            What do Shares Cost?
            How is the Fund Sold?
            Subaccounting Services
            Redemption in Kind
            Massachusetts Partnership Law
            Account and Share Information
            Tax Information
            Who Manages and Provides Services to the Fund?
            How Does the Fund Measure Performance?
            Who is Federated Investors, Inc.?
            Addresses

CUSIP 608912408

CUSIP 608912507

CUSIP 608912606

G01881-10 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Money Market Obligations Trust II. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 16, 1992. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On November 15, 1996, the Trustees changed the name of the Trust from Lehman Brothers Institutional Funds Group Trust to Money Market Obligations Trust II and the name of the Fund from Prime Value Money Market Fund to Prime Value Obligations Fund.

     The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective. SECURITIES DESCRIPTIONS AND TECHNIQUES

     FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's YIELD measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

     The following describes the types of fixed income securities in which the Fund invests.

     TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

     AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

     The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

     CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.

     MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable or tax-exempt municipal securities.

     MORTGAGE BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as "ARMS."

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities, which deprives holders of the securities of the higher yields. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower yields. As a result, increases in prepayments of premium mortgage backed securities, or decreases in prepayments of discount mortgage backed securities, may reduce their yield and price.

     This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage backed securities tend to pay higher yields to compensate for this volatility.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are "PASS-THROUGH certificates." Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

     ASSET BACKED SECURITIES are payable from pools of obligations other than mortgages. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. However, most asset backed securities involve consumer or commercial debts with maturities of less than ten years. Asset backed securities may also take the form of commercial paper or notes.

     Historically, borrowers are more likely to refinance their mortgage than any other type of consumer debt or short term commercial debt. In addition, some asset backed securities use prepayment to buy addition assets, rather than paying off the securities. Therefore, although asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

     ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as EURODOLLAR instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred o as YANKEE instruments.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.INSURANCE CONTRACTS include guaranteed investment contracts, funding agreements and annuities.

     CREDIT ENHANCEMENT consists of an arrangement in which one company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the other company makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the company providing such credit enhancement has greater financial resources and liquidity than the issuer. This may lead the Adviser to evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risk by providing another source of payment for a fixed income security.

     FOREIGN SECURITIES are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to Country Risk and Currency Risk.

     DEPOSITARY RECEIPTS represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts
(GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

     FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

SPECIAL TRANSACTIONS

     REPURCHASE AGREEMENTS are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

     A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase Agreements are subject to Credit Risk.

     REVERSE REPURCHASE AGREEMENTS are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse Repurchase Agreements are subject to Credit Risk. In addition, Reverse Repurchase Agreements create Leverage Risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

     WHEN ISSUED TRANSACTIONS are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

     SECURITIES LENDING. A Fund may lend portfolio securities to firms that the Adviser has determined are creditworthy.. In return,, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to Market Risk and Credit Risk.

     ASSET COVERAGE. In order to secure its obligations in connection with when-issued, and delayed-delivery transactions, the Fund will "cover" such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities; entering into an offsetting transaction; or segregating, earmarking, or depositing into an escrow account readily marketable securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts. As a result, use of these instruments will impede the Fund's ability to freely trade the assets being used to cover them, which could result in harm to the Fund.

INVESTMENT RATINGS

     A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1, A-1+, or A-2 by Standard & Poor's, Prime-1 or Prime-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

     Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating company's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk.

SECTOR RISKS

     A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

     The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS

     The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

CONCENTRATION OF INVESTMENTS

     The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activivites in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

LENDING CASH OR SECURITIES

     The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities as described in the prospectus, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

     The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

INVESTING IN REAL ESTATE

     The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

INVESTING IN COMMODITIES AND MINERALS

     The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.

SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund will not acquire more than 3% of the total outstanding securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING IN NEW ISSUERS

     The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

REGULATORY COMPLIANCE

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Household Finance Corp., Prospect Heights, Illinois, 5.98% of Institutional Shares; Gannett Co., Inc., Arlington, Virginia, 5.93% of Institutional Shares; Sunamerica National Life Insurance Company, Los Angeles, California, 7.06% of Institutional Shares; Federated Investors Management Company, Pittsburgh, Pennsylvania, 10.96% of Institutional Shares; Hare & Co., c/o Bank of New York, New York, New York, 6.23% of Institutional Service Shares; Thafnab & Co., Terre Houte, Indiana, 10.21% of Institutional Service Shares; First Union Capital Markets Corp., Charlotte, North Carolina, 7.53% of Institutional Service Shares; Kaiser Foundation Health Plan of Texas, Oakland, California, 9.91% of Institutional Capital Shares; TJW SR/SKW Investments Ltd., Pasadena, Texas, 15.90% of Institutional Capital Shares; First Union National Bank, Charlotte, North Carolina, 26.32% of Institutional Capital Shares; and Norwest Investment Services, Inc., Minneapolis, Minnesota, 11.79% of Institutional Capital Shares.

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service, and Institutional Capital Shares.

     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





NAME

BIRTHDATE                                                                     AGGREGATE       TOTAL
ADDRESS                                                                       COMPENSATION    COMPENSATION
POSITION WITH TRUST          PRINCIPAL OCCUPATIONS                            FROM TRUST      FROM TRUST
                             FOR PAST 5 YEARS                                                 AND FUND COMPLEX


JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
                             Trustee of the Federated Fund Complex;                           Trust and

Birthdate: July 28, 1924     Chairman and Director, Federated Investors,                      54 other
Federated Investors          Inc.; Chairman and Trustee, Federated                            investment
Tower                        Advisers, Federated Management, and                              companies
1001 Liberty Avenue          Federated Research; Chairman and Director,                       in the Fund
Pittsburgh, PA               Federated Research Corp., and Federated                          Complex
CHAIRMAN AND TRUSTEE         Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
NICHOLAS CONSTANTAKIS        Director or Trustee of the Federated Fund                  $     $47,958.02 for
Birthdate: September 3,      Complex; formerly: Partner, Andersen                             the
1939                         Worldwide SC.                                                    Trust and
175 Woodshire Drive                                                                           29 other
Pittsburgh, PA                                                                                investment
TRUSTEE                                                                                       companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Trust and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
TRUSTEE                      Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previos Positions:  Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                         $     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       26 other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies
                             Director, Redgate Communications.                                in the Fund
                                                                                              Complex

                             Previous Positions: Chairman of the Board and Chief Executive Officer, Computer
                             Consoles, Inc.; President and Chief
                             Operating Officer, Wang Laboratories;
                             Director, First National Bank of Boston;
                             Director, Apollo Computer, Inc.

J. CHRISTOPHER DONAHUE+*     President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
PRESIDENT AND TRUSTEE        Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Trust and
Concord, MA                                                                                   54 other
TRUSTEE                      Previous Positions: President, Boston Stock                      investment

                             Exchange, Inc.; Regional Administrator,                          companies
                             United States Securities and Exchange                            in the Fund
                             Commission.                                                      Complex

LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund                  $     $125,264.48 for
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director Emeritus,                       Trust and
Miller, Ament, Henny &       Eat'N Park Restaurants, Inc.; formerly:                          54 other
Kochuba                      Counsel, Horizon Financial, F.A., Western                        investment
205 Ross Street              Region; Partner, Meyer and Flaherty.                             companies
Pittsburgh, PA                                                                                in the Fund
TRUSTEE                                                                                       Complex
PETER E. MADDEN              Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

CHARLES F. MANSFIELD,        Director or Trustee of some of the                         $     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and
Birthdate: April 10,                                                                          25 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
TRUSTEE                      Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund                  $     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
TRUSTEE                      Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

WESLEY W. POSVAR             Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: September         Complex; President, World Society of                             the
14, 1925                     Ekistics (metropolitan planning), Athens;                        Trust and
1202 Cathedral of            Professor, International Politics;                               54 other
Learning                     Management Consultant; Trustee, Carnegie                         investment
University of Pittsburgh     Endowment for International Peace, RAND                          companies
Pittsbugh, PA                Corporation, Online Computer Library                             in the Fund
TRUSTEE                      Center, Inc., National Defense University                        Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee, Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

MARJORIE P. SMUTS            Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Trust and
Pittsburgh, PA                                                                                54 other
TRUSTEE                      Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

JOHN S. WALSH++              Director or Trustee of some of the                         $     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and
1957                         Heat Wagon, Inc.; President and Director,                        22 other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies
TRUSTEE                      Manufacturers Products, Inc.; Director,                          in the Fund
                             Walsh & Kelly, Inc.; formerly: Vice                              Complex
                             President, Walsh & Kelly, Inc.




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE PRESIDENT     Research Corp.; Director, Federated
AND SECRETARY                Services Company; Director, Federated

                             Securities Corp.

RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and
Federated Investors          Complex; Executive Vice President,                               41 other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies
Pittsburgh, PA               Federated Management, Federated Research,                        in the Fund
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          Complex
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.




     + Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

     ++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, January 31, 1999, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On January 31, 1999, the Fund owned securities of the following regular broker/dealers: ____________________________.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
FEE                             FEDERATED FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.


     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.

FEES PAID BY THE FUND FOR SERVICES

--------------------------------          CURRENT FYE    PRIOR FYE    PRIOR FYE
FOR THE YEAR ENDED JANUARY 31,

1999

Advisory Fee Earned                                 $            $            $
---------------------------------
Advisory Fee Reduction                              $            $            $
---------------------------------
Brokerage Commissions                               $            $            $
---------------------------------
Administrative Fee                                  $            $            $
---------------------------------
Shareholder Services Fee

---------------------------------
  Institutional Service Shares                      $      ----       ----
---------------------------------
  Institutional Capital Shares                      $      ----       ----
---------------------------------

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-, five- and since inception periods ended JANUARY 31, 1999.

Yield and Effective Yield given for the 7-day period ended JANUARY 31, 1999.



                       7 -DAY PERIOD     1 YEAR             5 YEARS             SINCE INCEPTION
                                                                                ON FEBRUARY 8, 1993

INSTITUTIONAL SHARES

Total Return                             ___%               ___%                ___%

Yield                  ___%
Effective Yield        ___%


                       7 -DAY PERIOD     1 YEAR             5 YEARS             SINCE INCEPTION
                                                                                ON SEPTEMBER 1, 1993

INSTITUTIONAL
SERVICE SHARES

Total Return                             ___%               ___%                ___%

Yield
Effective Yield

                       7 -DAY PERIOD     1 YEAR             5 YEARS             SINCE INCEPTION
                                                                                ON FEBRUARY 1, 1996

INSTITUTIONAL
CAPITAL SHARES

Total Return                             ___%               ___%                ___%

Yield                  ___%
Effective Yield        ___%


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

O LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

o MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

O BANK RATE MONITOR(C) NATIONAL INDex, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $63.1 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

32

ADDRESSES

PRIME VALUE OBLIGATIONS FUND

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

     A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

               CONTENTS

               Risk/Return Summary
               What are the Fund's Fees and Expenses?
               What are the Fund's Investment Strategies?
               What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
               What do Shares Cost?
               How is the Fund Sold?
               How to Purchase Shares
               How to Redeem Shares
               Account and Share Information
               Who Manages the Fund?
               Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.50%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.92%, 4.04%, 3.58%, 3.67%, 3.56%, respectively. The Fund's Institutional Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. The Fund's Institutional Shares year-to-date total return as of the most recent calendar quarter ended December 31, 1998 was 0.86%. Within the period shown in the Chart, the Fund's highest quarterly return was 1.04% (quarter ended June 30, 1995). Its lowest quarterly return was 0.60% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS
Institutional Shares  3.39%              3.56%            3.55%


1    The Fund's Institutional Shares start of performance date was February 8,
     1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

     The table shows the Fund's average annual total returns for the calendar periods ending December 31, 1998. The Fund's 7-DAY NET YIELD as of December 31, 1998 was 3.77%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.

SHAREHOLDER FEES





FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Reimbursements)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee 2                                                                 0.20%
Distribution (12b-1) Fee 3                                                       None
Shareholder Services Fee 4                                                       0.25%
Other Expenses 5                                                                 ____%
Total Annual Fund Operating Expenses                                             ____%
------------------------------------------------------------------------------

1 Although not contractually obligated to do so, the distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended January 31, 1999.

   Reimbursements of Fund Expenses                            ____%
   Total Annual Fund Operating Expenses (after reimbursements)____%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ___% for the year ended January 31, 1999.

3 Institutional Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 1999. Institutional Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 1999.

4 The shareholder services fee for Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ___% for the year ended January 31, 1999. Institutional Shares has no present intention of paying or accruing the shareholder services fee during the year ended January 31, 1999.

5 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was ___% for the year ended January 31, 1999.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INSTITUTIONAL SHARES                  1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption            $___      $___       $___        $___
-----------------------------------
Expenses assuming no redemption         $___      $___       $___        $___
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

     The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In order to enhance yield, the Fund's Adviser will seek to invest a significant portion of the portfolio in tax exempt securities subject to the alternative minimum tax.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     TAX EXEMPT SECURITIES are FIXED INCOME SECURITIES that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

     The following describes the types of tax exempt securities in which the Fund invests.

     VARIABLE RATE DEMAND INSTRUMENTS are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

     MUNICIPAL NOTES are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     CREDIT ENHANCEMENT consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

BOND MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

     A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers

     TEMPORARY DEFENSIVE INVESTMENTS. During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

     The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m.
Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or Securities Exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o    to allow your purchase to clear;

o    during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

     More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment]

46

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 811-7364
CUSIP 608912101

G01881-05-IS (3/99)

PROSPECTUS

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

     A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

                    CONTENTS

                    Risk/Return Summary
                    What are the Fund's Fees and Expenses?
                    What are the Fund's Investment Strategies?
                    What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
                    What do Shares Cost?
                    How is the Fund Sold?
                    How to Purchase Shares
                    How to Redeem Shares
                    Account and Share Information
                    Who Manages the Fund?
                    Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.67%, 3.78%, 3.32%, 3.41%, 3.30%, respectively. The Fund's Institutional Service Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. The Fund's Institutional Service Shares year-to-date total return as of the most recent calendar quarter ended December 31, 1998 was 0.80%. Within the period shown in the Chart, the Fund's highest quarterly return was 0.98% (quarter ended June 30, 1995). Its lowest quarterly return was 0.53% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS
Institutional Service Shares             3.14%            3.30%         3.29%

1 The Fund's Institutional Service Shares start of performance date was February 8, 1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

     The table shows the Fund's average annual total returns for the calendar periods ending December 31, 1998. The Fund's 7-DAY NET YIELD as of December 31, 1998 was 3.52%.*

     *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.

SHAREHOLDER FEES




FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Reimbursements)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee 2                                                                 0.20%
Distribution (12b-1) Fee 3                                                       None
Shareholder Services Fee 4                                                       0.25%
Other Expenses 5                                                                 ____%
Total Annual Fund Operating Expenses                                             ____%



1 Although not contractually obligated to do so, the distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended January 31, 1999.

   Reimbursements of Fund Expenses                             ____%
   Total Annual Fund Operating Expenses (after reimbursements) ____%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ___% for the year ended January 31, 1999.

3 Institutional Service Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 1998. Institutional Service Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 1999.

4 The shareholder services fee for Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ___% for the year ended January 31, 1999.

5 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was ___% for the year ended January 31, 1999.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INSTITUTIONAL SERVICE SHARES          1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption           $____     $____      $____       $____
-----------------------------------
Expenses assuming no redemption        $____     $____      $____       $____
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

     The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

     The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In order to enhance yield, the Fund's Adviser will seek to invest a significant portion of the portfolio in tax exempt securities subject to the alternative minimum tax.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     TAX EXEMPT SECURITIES are FIXED INCOME SECURITIES that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

     The following describes the types of tax exempt securities in which the Fund invests.

     VARIABLE RATE DEMAND INSTRUMENTS are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

     MUNICIPAL NOTES are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     CREDIT ENHANCEMENT consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

BOND MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

     A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers

     TEMPORARY DEFENSIVE INVESTMENTS. During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV).

     The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

     If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or Securities Exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

     More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment]

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO. 7364
CUSIP 608912200

G01881-06-SS (3/99)

12

PROSPECTUS

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

     A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal.

     As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

      CONTENTS

      Risk/Return Summary
      What are the Fund's Fees and Expenses?
      What are the Fund's Investment Strategies?
      What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?
      What do Shares Cost?
      How is the Fund Sold?
      How to Purchase Shares
      How to Redeem Shares
      Account and Share Information
      Who Manages the Fund?
      Financial Information


March 31, 1999

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

     This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

     The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

 WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

     Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund.

     The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares as of the calendar year-end for each of five years.

     The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.00%.

     The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Capital Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.77%, 3.88%, 3.42%, 3.55%, 3.44%, respectively. The Fund's Institutional Capital Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. The Fund's Institutional Capital Shares year-to-date total return as of the most recent calendar quarter ended December 31, 1998 was 0.84%. Within the period shown in the Chart, the Fund's highest quarterly return was 1.00% (quarter ended June 30, 1995). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

                      LIFE OF THE FUND1  1 YEAR           5 YEARS
Institutional Capital Shares             3.25%            3.44%         3.41%

1 The Fund's Institutional Capital Shares start of performance date was February 8, 1993.

     Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a yearly basis.

     The table shows the Fund's average annual total returns for the calendar periods ending December 31, 1998. The Fund's 7-DAY NET YIELD as of December 31, 1998 was 3.65%.* *Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance.

WHAT ARE THE FUND'S FEES AND EXPENSES?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Capital Shares.

SHAREHOLDER FEES



FEES PAID DIRECTLY FROM YOUR INVESTMENT
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             None
offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price).
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Reimbursements)1

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS (AS A PERCENTAGE OF AVERAGE NET
ASSETS)
Management Fee 2                                                                 0.20%
Distribution (12b-1) Fee 3                                                       None
Shareholder Services Fee 4                                                       0.25%
Other Expenses 5                                                                 ____%
Total Annual Fund Operating Expenses                                             ____%
-------------------------------------------------------------------------------------------



1 Although not contractually obligated to do so, the distributor will reimburse certain amounts. These are shown below along with the net expenses the Fund ACTUALLY PAID for the fiscal year ended January 31, 1999.

   Reimbursements of Fund Expenses                                    ____%
   Total Annual Fund Operating Expenses (after reimbursements)        ____%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was ___% for the year ended January 31, 1999.

3 Institutional Capital Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended January 31, 1998. Institutional Capital Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 1999.

4 The shareholder services fee for Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was ___% for the year ended January 31, 1999.

5 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) was ___% for the year ended January 31, 1999.

EXAMPLE
     The Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are BEFORE REIMBURSEMENTS as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

INSTITUTIONAL CAPITAL SHARES          1 YEAR   3 YEARS    5 YEARS    10 YEARS
Expenses assuming redemption            $___      $___       $___        $___
-----------------------------------
Expenses assuming no redemption         $___      $___       $___        $___
-----------------------------------

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?


     The Fund invests in a portfolio of high-quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

     The Fund's Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In order to enhance yield, the Fund's Adviser will seek to invest a significant portion of the portfolio in tax exempt securities subject to the alternative minimum tax.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

     TAX EXEMPT SECURITIES are FIXED INCOME SECURITIES that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

     The following describes the types of tax exempt securities in which the Fund invests.

     VARIABLE RATE DEMAND INSTRUMENTS are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

     MUNICIPAL NOTES are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

     CREDIT ENHANCEMENT consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

     The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

     Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISK

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

BOND MARKET RISK

     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

     A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers

     TEMPORARY DEFENSIVE INVESTMENTS. During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

WHAT DO SHARES COST?

     You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

     The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

     The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

     The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

HOW TO PURCHASE SHARES

     You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o    Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

     Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o    Send your payment to the Fund by Federal Reserve wire or check.

     You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

     An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE
Send your wire to:

  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire

  ABA Number 011000028
  Attention: EDGEWIRE

  Wire Order Number, Dealer Number, or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number

     You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

     Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

     If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

     Once you establish and account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearinghouse member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARINGHOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

     o through an investment professional if you purchased Shares through an investment professional; or

o       directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

     Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below. DIRECTLY FROM THE FUND

BY TELEPHONE

     You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

     If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

     If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

     Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600

  Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

  Federated Shareholder Services Company
  1099 Hingham Street

  Rockland, MA 02370-3317
All requests must include:

o       Fund Name and Share Class, account number and account registration;

o       amount to be redeemed; and

o       signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last thirty days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

     Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

     Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o       to allow your purchase to clear;

o       during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

     You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

 ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

     The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

     The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS

     You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

     The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

     In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

     The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

     Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUND?

     The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and private accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

     The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

     While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

     This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

[Financial Highlights and Financial Statements to be filed by Amendment]

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

     A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. To obtain the SAI, and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

INVESTMENT COMPANY ACT FILE NO.811-7364
CUSIP 608912309

G01881-09 (3/99)

STATEMENT OF ADDITIONAL INFORMATION

MUNICIPAL OBLIGATIONS FUND

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL CAPITAL SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Institutional Capital Shares of Municipal Obligations Fund (Fund), dated March 31, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.


March 31, 1999

                        CONTENTS
                        How is the Fund Organized?
                        Securities in Which the Fund Invests
                        What do Shares Cost?
                        How is the Fund Sold?
                        Subaccounting Services
                        Redemption in Kind
                        Massachusetts Partnership Law
                        Account and Share Information
                        Tax Information
                        Who Manages and Provides Services to the Fund? How Does the Fund Measure Performance?
                        Who is Federated Investors, Inc.?
                        Addresses

CUSIP 608912101

CUSIP 608912007

CUSIP 608912309

G01881-12 (3/99)

HOW IS THE FUND ORGANIZED?

     The Fund is a diversified portfolio of Money Market Obligations Trust II. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 16, 1992. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On November 15, 1996, the Trustees changed the name of the Trust from Lehman Brothers Institutional Funds Group Trust to Money Market Obligations Trust II and the name of the Fund from Municipal Money Market Fund to Municipal Obligations Fund.

     The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.

SECURITIES IN WHICH THE FUND INVESTS

     In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

     GENERAL OBLIGATION BONDS are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

     SPECIAL REVENUE BONDS are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

     PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

     The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT, as discussed in
"Securities Descriptions and Techniques" in this SAI.

MUNICIPAL LEASES

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but may lose money on the sale.

     The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

     CREDIT ENHANCEMENT. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

     INVESTMENT RATINGS. A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's (S&P), MIG-1 or MIG-2 by Moody's Investors Service, Inc. (Moody's), or F-1+, F-1, or F-2 by Fitch IBCA, Inc. (Fitch) are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RATINGS

     A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

     There are many factors which may effect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISKS

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT POLICIES:

     As a fundamental investment policy, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

     The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS

     The Fund may not borrow money, except that the Fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser, and (ii) engage in reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

LENDING CASH OR SECURITIES

     The Fund may not make loans, except that the Fund may (i) purchase or hold debt obligations in accordance with its investment objective and policies, (ii) enter into repurchase agreements for securities, (iii) lend portfolio securities, and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

     The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.


INVESTING IN REAL ESTATE

     The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.


INVESTING IN COMMODITIES AND MINERALS

     The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

CONCENTRATION OF INVESTMENTS

     The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position); provided that there is no limitation with respect to investments in U.S. government securities.

     The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

     The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.


SELLING SHORT AND BUYING ON MARGIN

     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

     The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     The Fund will not acquire more than 3% of the total outstanding securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

     In addition, without approval of the holders of a majority of the Fund's outstanding shares, the Fund may not change its policy of investing at least 80% of its total assets (except during temporary defensive periods) in Municipal Securities.

REGULATORY COMPLIANCE

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments , as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?

     Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

     The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Society Asset Management Inc., Cleveland, Ohio, 5.35% of Institutional Shares; Sinclair Oil Corp., Salt Lake City, Utah, 10.83% of Institutional Shares; Employees Reinsurance Corporation, Overland Park, Kansas, 5.19% of Institutional Shares; Synopsys Inc., Mountain View, California, 16.57% of Institutional Shares; Dress Barn Inc., Suffern, New York, 11.06% of Institutional Shares; Cenco, Birmingham, Alabama, 15.56% of Institutional Shares; Houvis & Co., First American National Bank, Nashville, Tennessee, 5.73% of Institutional Shares; Balcor Holding Corporation, Oklahoma City, Oklahoma, 6.73% of Institutional Service Shares; PNC Securities Corp., Pittsburgh, Pennsylvania, 8.60% of Institutional Service Shares; S. Daniel Abraham, Carl Tsang, Palm Beach, Florida, 17.68% of Institutional Service Shares; The Mark Travel Corp., Milwaukee, Wisconsin, 12.35% of Institutional Service Shares; Parker/Hunter Inc., Pittsburgh, Pennsylvania, 15.65% of Institutional Capital Shares; Twelve (12) Technologies, Inc., Irving, Texas, 29.09% of Institutional Capital Shares; D.A. Consulting Group, Inc., Houston, Texas, 7.93% of Institutional Capital Shares; Excel Industries, Elkhart, Indiana, 31.16% of Institutional Capital Shares; and Brasfield and Gorrie LLC, Birmingham, Alabama, 6.26% of Institutional Capital Shares.

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

     The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

     As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service, and Institutional Capital Shares.

     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.





NAME
BIRTHDATE                                                                     AGGREGATE       TOTAL
ADDRESS                                                                       COMPENSATION    COMPENSATION
POSITION WITH TRUST          PRINCIPAL OCCUPATIONS                            FROM TRUST      FROM TRUST
                             FOR PAST 5 YEARS                                                 AND FUND COMPLEX
JOHN F. DONAHUE*+            Chief Executive Officer and Director or                   $0     $0 for the
                             Trustee of the Federated Fund Complex;                           Trust and

Birthdate: July 28, 1924     Chairman and Director, Federated Investors,                      54 other
Federated Investors          Inc.; Chairman and Trustee, Federated                            investment
Tower                        Advisers, Federated Management, and                              companies
1001 Liberty Avenue          Federated Research; Chairman and Director,                       in the Fund
Pittsburgh, PA               Federated Research Corp., and Federated                          Complex
CHAIRMAN AND TRUSTEE         Global Research Corp.; Chairman, Passport
                             Research, Ltd.

-------------------------
THOMAS G. BIGLEY             Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: February 3,       Complex; Director, Member of Executive                           the
1934                         Committee, Children's Hospital of                                Trust and
15 Old Timber Trail          Pittsburgh; formerly: Senior Partner, Ernst                      54 other
Pittsburgh, PA               & Young LLP; Director, MED 3000 Group,                           investment
TRUSTEE                      Inc.; Director, Member of Executive                              companies
                             Committee, University of Pittsburgh.                             in the Fund
                                                                                              Complex

-------------------------
JOHN T. CONROY, JR.          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: June 23, 1937     Complex; President, Investment Properties                        the
Wood/IPC Commercial          Corporation; Senior Vice President,                              Trust and
Dept.                        John R. Wood and Associates, Inc.,                               54 other
John R. Wood                 Realtors; Partner or Trustee in private                          investment
Associates, Inc.             real estate ventures in Southwest Florida;                       companies
Realtors                     formerly: President, Naples Property                             in the Fund
3255 Tamiami Trial           Management, Inc. and Northgate Village                           Complex
North Naples, FL             Development Corporation.

TRUSTEE

-------------------------
NICHOLAS CONSTANTAKIS        Director or Trustee of the Federated Fund                  $     $47,958.02 for
Birthdate: September 3,      Complex; formerly: Partner, Andersen                             the
1939                         Worldwide SC.                                                    Trust and
175 Woodshire Drive                                                                           29 other
Pittsburgh, PA                                                                                investment
TRUSTEE                                                                                       companies
                                                                                              in the Fund
                                                                                              Complex

-------------------------
WILLIAM J. COPELAND          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: July 4, 1918      Complex; Director and Member of the                              the
One PNC Plaza-23rd Floor     Executive Committee, Michael Baker, Inc.;                        Trust and
Pittsburgh, PA               formerly: Vice Chairman and Director, PNC                        54 other
TRUSTEE                      Bank, N.A., and PNC Bank Corp.; Director,                        investment
                             Ryan Homes, Inc.                                                 companies
                                                                                              in the Fund

                             Previos Positions:  Director, United                             Complex
                             Refinery; Director, Forbes Fund; Chairman,
                             Pittsburgh Foundation; Chairman, Pittsburgh

                             Civic Light Opera.

-------------------------
JOHN F. CUNNINGHAM++         Director or Trustee of some of the                         $     $0 for the
Birthdate: March 5, 1943     Federated Funds; Chairman, President and                         Trust and
353 El Brillo Way            Chief Executive Officer, Cunningham & Co.,                       26 other
Palm Beach, FL               Inc. ; Trustee Associate, Boston College;                        investment
TRUSTEE                      Director, EMC Corporation; formerly:                             companies
                             Director, Redgate Communications.                                in the Fund
                                                                                              Complex

                             Previous Positions: Chairman of the Board and Chief Executive Officer, Computer
                             Consoles, Inc.; President and Chief
                             Operating Officer, Wang Laboratories;
                             Director, First National Bank of Boston;
                             Director, Apollo Computer, Inc.

J. CHRISTOPHER DONAHUE+*     President or Executive Vice President of                  $0     $0 for the
Birthdate: April 11,         the Federated Fund Complex; Director or                          Trust and
1949                         Trustee of some of the Funds in the                              16 other
Federated Investors          Federated Fund Complex; President and                            investment
Tower                        Director, Federated Investors, Inc.;                             companies
1001 Liberty Avenue          President and Trustee, Federated Advisers,                       in the Fund
Pittsburgh, PA               Federated Management, and Federated                              Complex
PRESIDENT AND TRUSTEE        Research; President and Director, Federated
                             Research Corp. and Federated Global
                             Research Corp.; President, Passport
                             Research, Ltd.; Trustee, Federated
                             Shareholder Services Company; Director,
                             Federated Services Company.

JAMES E. DOWD, ESQ.          Director or Trustee of the Federated Fund                  $     $125,264.48 for
Birthdate: May 18, 1922      Complex; Attorney-at-law; Director, The                          the
571 Hayward Mill Road        Emerging Germany Fund, Inc.                                      Trust and
Concord, MA                                                                                   54 other
TRUSTEE                      Previous Positions: President, Boston Stock                      investment

                             Exchange, Inc.; Regional Administrator,                          companies
                             United States Securities and Exchange                            in the Fund
                             Commission.                                                      Complex

LAWRENCE D. ELLIS, M.D.*     Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: October 11,       Complex; Professor of Medicine, University                       the
1932                         of Pittsburgh; Medical Director, University                      Trust and
3471 Fifth Avenue            of Pittsburgh Medical Center - Downtown;                         54 other
Suite 1111                   Hematologist, Oncologist, and Internist,                         investment
Pittsburgh, PA               University of Pittsburgh Medical Center;                         companies
TRUSTEE                      Member, National Board of Trustees,                              in the Fund
                             Leukemia Society of America.                                     Complex

EDWARD L. FLAHERTY,          Director or Trustee of the Federated Fund                  $     $125,264.48 for
JR., ESQ. #                  Complex; Attorney, of Counsel, Miller,                           the
Birthdate: June 18, 1924     Ament, Henny & Kochuba; Director Emeritus,                       Trust and
Miller, Ament, Henny &       Eat'N Park Restaurants, Inc.; formerly:                          54 other
Kochuba                      Counsel, Horizon Financial, F.A., Western                        investment
205 Ross Street              Region; Partner, Meyer and Flaherty.                             companies
Pittsburgh, PA                                                                                in the Fund
TRUSTEE                                                                                       Complex
PETER E. MADDEN              Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: March 16,         Complex; formerly: Representative,                               the
1942                         Commonwealth of Massachusetts General                            Trust and
One Royal Palm Way           Court; President, State Street Bank and                          54 other
100 Royal Palm Way           Trust Company and State Street Corporation.                      investment
Palm Beach, FL                                                                                companies
TRUSTEE                      Previous Positions: Director, VISA USA and                       in the Fund
                             VISA International; Chairman and Director,                       Complex
                             Massachusetts Bankers Association;

                             Director, Depository Trust Corporation.

CHARLES F. MANSFIELD,        Director or Trustee of some of the                         $     $0 for the
JR.++                        Federated Funds; Management Consultant.                          Trust and
Birthdate: April 10,                                                                          25 other
1945                         Previous Positions: Chief Executive                              investment
80 South Road                Officer, PBTC International Bank; Chief                          companies
Westhampton Beach, NY        Financial Officer of Retail Banking Sector,                      in the Fund
TRUSTEE                      Chase Manhattan Bank; Senior Vice                                Complex
                             President, Marine Midland Bank; Vice
                             President, Citibank; Assistant Professor of
                             Banking and Finance, Frank G. Zarb School
                             of Business, Hofstra University.

JOHN E. MURRAY, JR.,         Director or Trustee of the Federated Fund                  $     $113,860.22 for
J.D., S.J.D.                 Complex; President, Law Professor, Duquesne                      the
Birthdate: December 20,      University; Consulting Partner, Mollica &                        Trust and
1932                         Murray.                                                          54 other
President, Duquesne                                                                           investment
University                   Previous Positions: Dean and Professor of                        companies
Pittsburgh, PA               Law, University of Pittsburgh School of                          in the Fund
TRUSTEE                      Law; Dean and Professor of Law, Villanova                        Complex
                             University School of Law.

WESLEY W. POSVAR             Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: September         Complex; President, World Society of                             the
14, 1925                     Ekistics (metropolitan planning), Athens;                        Trust and
1202 Cathedral of            Professor, International Politics;                               54 other
Learning                     Management Consultant; Trustee, Carnegie                         investment
University of Pittsburgh     Endowment for International Peace, RAND                          companies
Pittsbugh, PA                Corporation, Online Computer Library                             in the Fund
TRUSTEE                      Center, Inc., National Defense University                        Complex
                             and U.S. Space Foundation; President
                             Emeritus, University of Pittsburgh;
                             Founding Chairman, National Advisory
                             Council for Environmental Policy and
                             Technology, Federal Emergency Management
                             Advisory Board; Trustee, Czech Management

                             Center, Prague.

                             Previous Positions: Professor, United
                             States Military Academy; Professor, United
                             States Air Force Academy.

MARJORIE P. SMUTS            Director or Trustee of the Federated Fund                  $     $113,860.22 for
Birthdate: June 21, 1935     Complex; Public                                                  the
4905 Bayard Street           Relations/Marketing/Conference Planning.                         Trust and
Pittsburgh, PA                                                                                54 other
TRUSTEE                      Previous Positions: National Spokesperson,                       investment
                             Aluminum Company of America; business owner.                     companies
                                                                                              in the Fund
                                                                                              Complex

JOHN S. WALSH++              Director or Trustee of some of the                         $     $0 for the
Birthdate: November 28,      Federated Funds; President and Director,                         Trust and
1957                         Heat Wagon, Inc.; President and Director,                        22 other
2007 Sherwood Drive          Manufacturers Products, Inc.; President,                         investment
Valparaiso, IN               Portable Heater Parts, a division of                             companies
TRUSTEE                      Manufacturers Products, Inc.; Director,                          in the Fund
                             Walsh & Kelly, Inc.; formerly: Vice                              Complex
                             President, Walsh & Kelly, Inc.




EDWARD C. GONZALES           Trustee or Director of some of the Funds in               $0     $0 for the
Birthdate: October 22,       the Federated Fund Complex; President,                           Trust and
1930                         Executive Vice President and Treasurer of                        1 other
Federated Investors          some of the Funds in the Federated Fund                          investment
Tower                        Complex; Vice Chairman, Federated                                company
1001 Liberty Avenue          Investors, Inc.; Vice President, Federated                       in the Fund
Pittsburgh, PA               Advisers, Federated Management, Federated                        Complex
EXECUTIVE VICE PRESIDENT     Research, Federated Research Corp.,
                             Federated Global Research Corp. and
                             Passport Research, Ltd.; Executive Vice
                             President and Director, Federated
                             Securities Corp.; Trustee, Federated
                             Shareholder Services Company.

JOHN W. MCGONIGLE            Executive Vice President and Secretary of                 $0     $0 for the
Birthdate: October 26,       the Federated Fund Complex; Executive Vice                       Trust and
1938                         President, Secretary, and Director,                              54 other
Federated Investors          Federated Investors, Inc.; Trustee,                              investment
Tower                        Federated Advisers, Federated Management,                        companies
1001 Liberty Avenue          and Federated Research; Director, Federated                      in the Fund
Pittsburgh, PA               Research Corp. and Federated Global                              Complex
EXECUTIVE VICE PRESIDENT     Research Corp.; Director, Federated
AND SECRETARY                Services Company; Director, Federated

                             Securities Corp.

RICHARD J. THOMAS            Treasurer of the Federated Fund Complex;                  $0     $0 for the
Birthdate:  June 17,         Vice President - Funds Financial Services                        Trust and
1954                         Division, Federated Investors, Inc.;                             54 other
Federated Investors          Formerly: various management positions                           investment
Tower                        within Funds Financial Services Division of                      companies
1001 Liberty Avenue          Federated Investors, Inc.                                        in the Fund
Pittsburgh, PA                                                                                Complex
TREASURER

WILLIAM D. DAWSON, III       Chief Investment Officer of this Fund and                 $0     $0 for the
Birthdate: March 3, 1949     various other Funds in the Federated Fund                        Trust and
Federated Investors          Complex; Executive Vice President,                               41 other
Tower                        Federated Investment Counseling, Federated                       investment
1001 Liberty Avenue          Global Research Corp., Federated Advisers,                       companies
Pittsburgh, PA               Federated Management, Federated Research,                        in the Fund
CHIEF INVESTMENT OFFICER     and Passport Research, Ltd.; Registered                          Complex
                             Representative, Federated Securities Corp.;
                             Portfolio Manager, Federated Administrative
                             Services; Vice President, Federated
                             Investors, Inc.; Formerly: Executive Vice
                             President and Senior Vice President,
                             Federated Investment Counseling
                             Institutional Portfolio Management Services
                             Division; Senior Vice President, Federated
                             Research Corp., Federated Advisers,
                             Federated Management, Federated Research,
                             and Passport Research, Ltd.




     + Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

     ++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     For the fiscal year ended, January 31, 1999, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

     On January 31, 1999, the Fund owned securities of the following regular broker/dealers: ___________________________.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM ADMINISTRATIVE          AVERAGE AGGREGATE DAILY NET ASSETS OF THE
FEE                             FEDERATED FUNDS
0.150 of 1%                     on the first $250 million

-------------------------
0.125 of 1%                     on the next $250 million
-------------------------
0.100 of 1%                     on the next $250 million
-------------------------
0.075 of 1%                     on assets in excess of $750 million
-------------------------

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.

FEES PAID BY THE FUND FOR SERVICES

--------------------------------          CURRENT FYE   PRIOR FYE   PRIOR FYE
FOR THE YEAR ENDED JANUARY 31,

1999

Advisory Fee Earned                                 $           $           $
---------------------------------
Advisory Fee Reduction                              $           $           $
---------------------------------
Brokerage Commissions                               $           $           $
---------------------------------
Administrative Fee                                  $           $           $
---------------------------------
Shareholder Services Fee

---------------------------------
  Institutional Service Shares                      $     ----      ----
---------------------------------
  Institutional Capital Shares                      $     ----      ----
---------------------------------

     INSTRUCTION: IF, DURING EITHER OF THE TWO YEARS PRECEDING THE FUND'S MOST RECENT FISCAL YEAR, THE AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID BY THE FUND DIFFERED MATERIALLY FROM THE AMOUNT PAID DURING THE MOST RECENT FISCAL YEAR, STATE THE REASON(S) FOR THE DIFFERENCES. IF THIS IS THE CASE, THE ATTORNEY SHOULD PURSUE THE ANSWER WITH TRADING AND DRAFT APPROPRIATE DISCLOSURE TO BE INSERTED HERE.

     Fees are allocated among Classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable Class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

     The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

     Total returns given for the one-, five- and since inception periods ended JANUARY 31, 1999.

     Yield, Effective Yield, and Tax-Equivalent Yield given for the 7-day period ended JANUARY 31, 1999.




                       7 -DAY PERIOD     1 YEAR             5 YEARS             SINCE INCEPTION
                                                                                ON FEBRUARY 8, 1993
INSTITUTIONAL SHARES


Total Return                             ___%               ___%                ___%

Yield                  ___%
Effective Yield        ___%
Tax-Equivalent Yield   ___%



                       7 -DAY PERIOD     1 YEAR             5 YEARS             SINCE INCEPTION
                                                                                ON FEBRUARY 1, 1996

INSTITUTIONAL
SERVICE SHARES

Total Return                             ___%               ___%                ___%

Yield                  ___%
Effective Yield        ___%
Tax-Equivalent Yield   ___%

                       7 -DAY PERIOD     1 YEAR             5 YEARS             SINCE INCEPTION
                                                                                ON FEBRUARY 1, 1996

INSTITUTIONAL
CAPITAL SHARES

Total Return                             ___%               ___%                ___%

Yield                  ___%
Effective Yield        ___%
Tax-Equivalent Yield   ___%


TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising the sum to the 365/7th power; and subtracting 1 from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

     Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.




TAXABLE YIELD EQUIVALENT FOR 1998 MULTI-STATE MUNICIPAL FUND

COMBINED FEDERAL AND STATE INCOME TAX       15.00%        28.00%         31.00%         36.00%        39.60%
BRACKET:
Joint Return                                $1-42,350$42,351-102,30$102,301-155,9$155,951-278,450       OVER

                                                                                                    $278,450

Single Return                               $1-25,350$25,351-61,400$61,401-128,10$128,101-278,450       OVER
                                                                                                    $278,450

TAX-EXEMPT YIELD:                           TAXABLE YIELD EQUIVALENT:
------------------------------------------
1.00%                                        1.18%         1.39%          1.45%          1.56%         1.66%
1.50%                                        1.76%         2.08%          2.17%          2.34%         2.48%
2.00%                                        2.35%         2.78%          2.90%          3.13%         3.31%
2.50%                                        2.94%         3.47%          3.62%          3.91%         4.14%
3.00%                                        3.53%         4.17%          4.35%          4.69%         4.97%
3.50%                                        4.12%         4.86%          5.07%          5.47%         5.79%
4.00%                                        4.71%         5.56%          5.80%          6.25%         6.62%
4.50%                                        5.29%         6.25%          6.52%          7.03%         7.45%
5.00%                                        5.88%         6.94%          7.25%          7.81%         8.28%
5.50%                                        6.47%         7.64%          7.97%          8.59%         9.11%
6.00%                                        7.06%         8.33%          8.70%          9.38%         9.93%
6.50%                                        7.65%         9.03%          9.42%         10.16%        10.76%
7.00%                                        8.24%         9.72%         10.14%         10.94%        11.59%
7.50%                                        8.82%        10.42%         10.87%         11.72%        12.42%
8.00%                                        9.41%        11.11%         11.59%         12.50%        13.25%
------------------------------------------


     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

o BANK RATE MONITOR(C) NATIONAL INDex, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 27 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

MUNICIPAL OBLIGATIONS FUND

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.      OTHER INFORMATION.

Item 23.     EXHIBITS

                       (a)   (i)    Copy of Declaration of Trust of the
                                    Registrant; (4)

                             (ii)   Amendment No. 1 to the Declaration of
                                    Trust; (4)

                             (iii)  Designation and establishment of Series; (4)

                             (iv)   Form of Certificate pertaining to
                                    Classification of Shares dated
                                    February 18, 1994; (1)
                        (v)  Form of Amendment No. 2 to Declaration of

                                    Trust; +

                       (b)   (i)    Amended and Restated By-Laws of the
                                    Registrant; (4)

(ii)           Copy of Amendment No. 1 to the By-Laws; (13)
                             (iii)  Copy of Amendment No. 2 to the By-Laws; +
                             (iv)   Copy of Amendment No. 3 to the By-Laws; +
                             (v)    Copy of Amendment No. 4 to the By-Laws; +
                       (c)   Specimen Share Certificate; (4)

                      (d)    Conformed copy of Investment Advisory Contract;(11)
                       (e)   (i)    Copy of Distributor's Contract of the
                                    Registrant; (11)

                             (ii)   The Registrant incorporates the conformed
                                    copy of the specimen Mutual Funds Sales
                                    and Service Agreement; Mutual Funds
                                    Service Agreement; and Plan Trustee/
                                    Mutual Funds Service Agreement from Item
                                    24(b)(6) of the Cash Trust Series II
                                    Registration Statement filed with the
                                    Commission on July 24, 1995. (File Number
                                    33-38550 and 811-2669);
                       (f)   Not applicable;
                       (g)   (i)    Conformed copy of Custodian

                                    Contract; (13)
                             (ii)   Conformed copy of Custody Fee

                                    Schedule; (13)

                       (h)   (i)    Conformed Copy of Amended and Restated
                                    Agreement for Fund Accounting Services,
                                    Administrative Services, Transfer Agency
                                    Services, and Custody Services
                                    Procurement; (13)

                             (ii)   Conformed copy of Amended and Restated
                                    Shareholder Services Agreement; (13)
                             (iii)  The responses described in Item 23(e)(iii)
                                    are hereby incorporated by reference.

                      (i) Opinion and Consent of Counsel as to Legality of Shares being Registered; (12)

+       All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A. (File Nos. 33-55034 and 811-7364).

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 30, 1995. (File Nos. 33-55034 and 811-7364).

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 27, 1997. (File Nos. 33-55034 and 811-7364).

12. Filed as part of the Registrant's Registration Statement effective February 5, 1993.

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed March 24, 1998. (File Nos. 33-55034 and 811-7364).

                   (j)       (i)    Conformed copy of Consent of Independent
                                    Auditors; (13)
                             (ii)   Consent of Counsel; (10)

                       (k)   Not applicable;

                       (l) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc.; (4)
                       (m)   Not applicable.

                       (n)   Copy of Financial Data Schedules; (13)

                       (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from
                             Item 24(b)(18)of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.
                             (File Nos. 33-52149 and 811-07141);

                       (p)   (i)    Power of Attorney of the Registrant; (13)

                             (ii)   Power of Attorney of Chief Investment
                                    Officer of the Registrant; +
                             (iii)  Power of Attorney of Treasurer of the
                                    Registrant; +
                             (iv)   Power of Attorney of Trustee of the
                                    Registrant; +
                             (v)    Power of Attorney of Trustee of the
                                    Registrant; +
                             (vi)   Power of Attorney of Trustee of the
                                    Registrant; +

Item 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

               None

Item 25.       INDEMNIFICATION:  (10)

+       All exhibits have been filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 30, 1995. (File Nos. 33-55034 and 811-7364).

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed March 29, 1996. (File Nos. 33-55034 and 811-7364).

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed March 24, 1998. (File Nos. 33-55034 and 811-7364).

Item 26.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

     For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III

                                                      Henry A. Frantzen

                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino

                                                      Drew J. Collins

                                                      Jonathan C. Conley

                                                      Deborah A. Cunningham

                                                      Mark E. Durbiano

                                                      Sandra L. McInerney

                                                      Susan M. Nason

                                                      Mary Jo Ochson

                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham

                                                      J. Scott Albrecht

                                                      Arthur J. Barry

                                                      Randall S. Bauer

                                                      David A. Briggs

                                                      Micheal W. Casey

                                                      Kenneth J. Cody

                                                      Alexandre de Bethmann

                                                      Michael P. Donnelly

                                                      Linda A. Duessel

                                                      Donald T. Ellenberger

                                                      Kathleen M. Foody-Malus

                                                      Thomas M. Franks

                                                      Edward C. Gonzales

                                                      James E. Grefenstette

                                                      Susan R. Hill

                                                      Stephen A. Keen

                                                      Robert K. Kinsey

                                                      Robert M. Kowit

                                                      Jeff A. Kozemchak

                                                      Richard J. Lazarchic

                                                      Steven Lehman

                                                      Marian R. Marinack

                                                      Charles A. Ritter

                                                      Keith J. Sabol

                                                      Frank Semack

                                                      Aash M. Shah

                                                      Christopher Smith

                                                      Tracy P. Stouffer

                                                      Edward J. Tiedge

                                                      Paige M. Wilhelm

                                                      Jolanta M. Wysocka

                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz

                                                      Robert E. Cauley

                                                      Lee R. Cunningham, II

                                                      B. Anthony Delserone, Jr.

                                                      Paul S. Drotch

                                                      Salvatore A. Esposito

                                                      Donna M. Fabiano

                                                      John T. Gentry

                                                      William R. Jamison

                                                      Constantine Kartsonsas

                                                      John C. Kerber

                                                      Grant K. McKay

                                                      Natalie F. Metz

                                                      Joseph M. Natoli

                                                      John Sheehy

                                                      Michael W. Sirianni

                                                      Leonardo A. Vila

                                                      Lori A. Wolff

                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue

                                                      Richard B. Fisher

                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.       PRINCIPAL UNDERWRITERS:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief
1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated

                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                             President

1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary                --
Federated Investors Tower           and Assistant Treasurer

1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

David M. Taylor                     Executive Vice President                     --

Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --

Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --

Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --

Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779




           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --

Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --

Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --

Federated Investors Tower           Federated Securities Corp.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



               (c)

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

               All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant                          Federated Investors Tower
                                                   1001 Liberty Avenue

               ..............................Pittsburgh, PA  15222-3779

                                                   (Notices should be sent to
                                                   the Agent for Service at
                                                   the above address)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA  15237-7000

            Federated Shareholder                  Federated Investors Tower
            Services Company .............1001 Liberty Avenue

               ("Transfer Agent, Dividend          Pittsburgh, PA  15237-7000
               Disbursing Agent and

               Portfolio Recordkeeper")

               Federated Services Company          Federated Investors Tower
               ("Administrator")                   1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

               Federated Management                Federated Investors Tower
               ("Adviser")                         1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

               State Street Bank and               P.O. Box 8600
               Trust Company                       Boston, MA 02266-8600

               ("Custodian")

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST II, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of January, 1999.

                        MONEY MARKET OBLIGATIONS TRUST II

                      BY: /s/ Nicholas J. Seitanakis

                      Nicholas J. Seitanakis, Assistant Secretary

                      Attorney in Fact for John F. Donahue

                      January 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                                   TITLE                  DATE

By:  /s/ Nicholas J. Seitanakis

     Nicholas J. Seitanakis              Attorney In Fact      January 29, 1999


     ASSISTANT SECRETARY                 For the Persons

                                         Listed Below

     NAME                                   TITLE

John F. Donahue*                         Chairman and Trustee

                                         (Chief Executive Officer)

J.      Christopher Donahue*             President and Trustee

William D. Dawson III*                   Chief Investment Officer

Richard J. Thomas*                       Treasurer

                                         (Principal Financial and

                                         Accounting Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

William J. Copeland*                     Trustee

John F. Cunningham*                      Trustee

James E. Dowd, Esq.*                     Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Edward L. Flaherty, Jr., Esq.*           Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D.,S.J.D.*        Trustee

Wesley W. Posvar*                        Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney